SHARE BASED COMPENSATION - Restricted Share Units ("RSUs") (Details) - USD ($)		12 Months Ended
	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share based compensation		$ 13,370,377	$ 6,054,612	$ 4,062,600
Service-based RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning balance		69,826,580	28,406,980
Granted		21,259,735	44,179,590
Cancelled to grant new RSUs	900,000		(900,000)
Exercised		(22,237,430)	(449,990)
Forfeited		(3,032,440)	(1,410,000)
Ending balance		65,816,445	69,826,580	28,406,980
Beginning balance		$ 0.28	$ 0.34
Granted		0.97	0.23
Cancelled to grant new RSUs			0.26
Exercised		0.34	0.23
Forfeited		0.34	0.20
Ending balance		$ 0.48	$ 0.28	$ 0.34
Weighted average period expected to be recognized for unrecognized share based compensation expense		2 years 3 months 18 days
Total share based compensation		$ 9,097,438	$ 4,353,480	$ 1,823,464
Total unrecognized share based compensation expense		$ 22,309,037
Share options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted	8,560,000
Number of options cancelled during the period	7,660,000		7,660,000
Weighted average period expected to be recognized for unrecognized share based compensation expense		3 years 7 months 6 days
Total share based compensation	$ 800,000	$ 4,272,939	$ 1,701,132	$ 2,239,136
Total unrecognized share based compensation expense	$ 1,700,000
Restricted Share Units ("RSUs") | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average period expected to be recognized for unrecognized share based compensation expense	3 years
Restricted Share Units ("RSUs") | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average period expected to be recognized for unrecognized share based compensation expense	3 years 6 months